Note 17 - Deferred Income Tax and Social Contribution - Net Change in Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning balance	R$ (359.9)	R$ (18.3)
Recognition of actuarial gains/(losses)	80.9	(3.5)
Investment hedge on foreign operations		34.5
Investment hedge - put option of a subsidiary interest	(13.0)	44.1
Cash flow hedge - gains/(losses)	106.7	(118.3)
Gains/(losses) on translation of other foreign operations	660.5	283.4
Recognized in other comprehensive income	835.1	240.2
Recognized in the income statement	363.4	59.5	R$ 284.6
Changes directly in the balance sheet	(259.6)	(641.3)
Recognized in deferred tax	(263.5)	(652.1)
Recognized in other group of balance sheet	3.9	10.8
Effect of application of IAS 29 (hyperinflation)	(263.5)
Final balance	R$ 579.0	R$ (359.9)	R$ (18.3)